Risk management - Non derivative hedging instrument (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
Risk management
Opening balance	$ 148,144
Closing balance	125,424		$ 148,144
Cash flow hedging
Risk management
Opening balance		$ 4,972		$ 1,300
Reassignment of hedging instruments		1,879		675
Realization of exports		(1,879)		(675)
Designation of new hedging	4,272	600	$ 4,272	3,672
Closing balance	$ 1,300	$ 5,572		$ 4,972